Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax asset	$ 304	$ 292	[1]	$ 180	[1]
Current tax liabilities	136	170	[1]	305	[1]
Provision for tax uncertainties	209	218
Income taxes paid, classified as operating activities	1,099	1,443	[2]	1,260	[2]
Difference between current tax charge and cash tax paid	(7)	200
Deferred tax assets	143	178	[1]	138	[1]
Deferred tax assets arising in jurisdictions with prior year taxable losses	98	82
Deferred tax	2,804	2,573		2,669
Deferred tax asset on losses expected to be utilized in the next 12 months	13
Unrecognised temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures	26,300	25,000
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	$ (64)	$ (62)		$ (76)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.